ANNUAL REPORT AS OF
MARCH 31, 2000

SEI ASSET
ALLOCATION TRUST

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Diversified Conservative Income
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Diversified Conservative
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Diversified Global Moderate Growth
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Diversified Moderate Growth
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Diversified Global Growth
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Diversified Global Stock
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Diversified U.S. Stock
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[SEI Investments logo omitted]

TABLE OF CONTENTS
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MARKET COMMENTARY.........................................................     1
MANAGEMENT'S DISCUSSION AND ANALYSIS
   OF FUND PERFORMANCE....................................................     2
STATEMENTS OF NET ASSETS/SCHEDULE OF INVESTMENTS..........................    11
STATEMENTS OF OPERATIONS..................................................    16
STATEMENTS OF CHANGES IN NET ASSETS.......................................    18
FINANCIAL HIGHLIGHTS......................................................    20
NOTES TO FINANCIAL STATEMENTS.............................................    22
REPORT OF INDEPENDENT ACCOUNTANTS.........................................    25
NOTICE TO SHAREHOLDERS....................................................    26

MARKET COMMENTARY
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2000

For the year ending March 31, 2000, the word in the global capital markets was technology!

Stocks around the world with links to the "new economy" were the clear winners over the past twelve months. According to the Morgan Stanley Capital International (MSCI), a leading index compiler, the highest returning stocks in their All Country World Index (a composite of stocks in 47 developed and emerging markets) included semi-conductor, consumer electronics, and cell phone manufacturers along with companies that supplied the Internet and data processing industries. Media and telecommunications groups, restructuring to take advantage of new technology, also posted robust gains. In contrast, stocks in industries perceived as dowdy and linked to the "old economy" (read: non-digital) such as chemicals and forest products, posted more modest advances. Dynamic was IN and staid investments such as bonds or stocks of utilities and banks ended the period with modest declines.

Investor confidence in technology was strong enough to suppress previously widespread fears surrounding the millennium rollover. In fact confidence seemed to grow as the date approached with most markets posting their strongest gains for calendar 1999 between September 30th and December 31st! By the winter of 1999, enthusiasm for Internet and related stocks in the U.S. and Japan or "TMT" stocks in Europe (technology, media and telecommunications) was so strong that, to many, it had reached manic proportions. The 88% gain by the NASDAQ index between October 19th and March 10th was often cited as evidence of this unhealthy bias.

Eventually, however, the strong sustained advances left valuations stretched on many tech and related stocks and the Funds' fiscal year ended with sharp gains in many sectors that had been left behind over the past year. While it remains to be seen if a true leadership change is underway, the leaders in March were groups that for the most part have struggled over the past year. The highest returning group in March, for example, was global insurance stocks, which returned nearly 17% versus a group gain of only 0.2% over the past twelve months.

For the year, the MSCI All Country World Index posted a return of 23.4% in U.S. dollar terms. Gains were broad-based with 39 markets posting advances while only 8 declined. Emerging markets, led by smaller European exchanges, outperformed larger, developed markets, surging 57%. Among European emerging markets, Russia scored outsized gains as an improved political climate and higher oil prices (a key export) revived investor interest. The EAFE markets - the largest non-U.S. markets - outperformed the U.S. with an advance of 25.1% in dollar-terms as the Japanese market recorded its best gains in a decade. The Wilshire 5000, a broad-based index of U.S. stocks, posted a gain of 23.6%. Within the U.S. however, there was significant difference in return between the tech-heavy NASDAQ Index, which gained 85.8% and the broader market.

The Lehman Brothers' Global Aggregate Bond Index, which includes investment grade debt of U.S. and non-U.S. governments and corporations declined by nearly 2% in dollar-terms over the funds' fiscal year as modest gains in the U.S. were offset by weaker results in Europe and by a strengthening dollar. Overall, global bonds were pressured by rising interest rates in many countries and the specter of further increases in the future as economic growth prospects were persistently raised over the course of the funds' fiscal year. High yield obligations were mixed as U.S. high yield bonds slipped while obligations of emerging market countries posted gains. Ordinarily, improving growth would support high yield corporate obligations, however a large number of defaults among more speculative credits and investor preference for stocks over bonds undermined "junk" bond prices. Emerging market bonds, heavily discounted by financial crises in 1998, roared back into favor last year as growth prospects rebounded surprisingly quickly. Long-term U.S. Treasury bonds outperformed most sectors of the global bond market as the federal government announced its intention to buyback outstanding bonds and to limit the supply of new 30-year issues. While the move had favorable supply-demand implications for bond prices, it has created uncertainty in the marketplace, as the "long bond" has traditionally been a bellwether for the prices of other issues.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2000

                      DIVERSIFIED CONSERVATIVE INCOME FUND

     OBJECTIVES.  The  Diversified  Conservative  Income  Fund  seeks to provide
current  income  with  the   opportunity  for  capital  growth  through  limited
participation in the U.S. equity markets.
      STRATEGY. A significant allocation to money market and fixed income funds should provide minimal principal volatility. The Fund is appropriate for investors with shorter time horizons of 2 to 5 years.
      The fixed income component of the Fund provides current income. Under normal conditions, 55% of the Fund's assets are allocated to the Core Fixed Income Fund, which invests in intermediate fixed income securities. A 20% allocation to a money market fund provides liquidity and current income, which will fluctuate with the general level of short-term interest rates.
      Under normal conditions, 25% of the Fund is allocated to domestic equity funds. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. While the equity component of the Diversified Conservative Income Fund emphasizes large cap funds, some exposure to small cap funds is included for diversification and enhanced returns over the longer term.
      ANALYSIS. The Diversified Conservative Income Fund returned 7.53% for the fiscal year ending March 31, 2000. The Fund's performance was primarily attributable to the strong returns to growth stocks, large and small, in the U.S. last year. Despite a modest allocation to small cap growth stocks, the Fund's commitment managed to make a sizeable contribution as the SEI Small Cap Growth Fund returned nearly 100% over the Fund's fiscal year. Strong selections among smaller technology, health care and retail stocks amplified the contribution. Among large growth stocks, Internet and financial service companies, such as brokerage and investment banks, enhanced results. The Fund's major holding, the SEI Core Fixed Income Fund, provided a modest contribution to return as bonds generally lagged stocks over the past year. However, the fixed income and money market commitments did serve to dampen volatility.

--------------------------------------------------------------------------------
                            DIVERSIFIED CONSERVATIVE
                                   INCOME FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                   Annualized  Annualized
                          One Year   3 Year   Inception to
                           Return    Return       Date
--------------------------------------------------------------------------------
Diversified Conservative
  Income Fund, Class A      7.53%    11.17%      10.47%
--------------------------------------------------------------------------------
Diversified Conservative
  Income Fund, Class D      6.47%    10.05%       9.49%
--------------------------------------------------------------------------------
Comparison of Change in the Value of a $10,000 Investment in the SEI Diversified Conservative Income Fund, Class A and Class D, versus the Lehman Brothers Aggregate Bond Index and the Diversified Conservative Income Benchmark

[graph omitted]

plot points as follows:
      SEI Diversified          Lehman Brothers       Diversified Conservative
    Conservative Income          Aggregate                   Income
      Fund Class A              Bond Index                  Benchmark
6/96     10000                     10000                      10000
3/97     10574                     10431                      10601
3/98     12600                     11683                      12591
3/99     13510                     12440                      13570
3/00     14527                     12674                      14600

[graph omitted]

plot points as follows:
      SEI Diversified          Lehman Brothers       Diversified Conservative
    Conservative Income          Aggregate                   Income
      Fund Class D              Bond Index                  Benchmark
6/96      10000                    10000                      10000
3/97      10496                    10431                      10601
3/98      12374                    11683                      12591
3/99      13140                    12440                      13570
3/00      13990                    12674                      14600

1 FOR THE PERIOD ENDED MARCH 31, 2000. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING JUNE 13, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING JUNE 21, 1996.

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SEI ASSET ALLOCATION TRUST -- MARCH 31, 2000

                         DIVERSIFIED CONSERVATIVE FUND

     OBJECTIVES. The Diversified Conservative Fund seeks to provide current income and an opportunity for capital appreciation through limited participation in the domestic and global equity markets.
     STRATEGY. The Fund includes significant allocations to fixed income funds and moderate allocations to equity funds, including exposure to non-U.S. equity and fixed income funds. It is appropriate for investors with an intermediate time horizon of 4 to 12 years.
      The U.S. fixed income component of the Fund invests in intermediate-term bonds with maturities ranging between 5 and 10 years. Intermediate-term bonds provide the Fund with an attractive current yield and a moderate level of volatility. Additionally, exposure to an international fixed income fund provides added diversification and opportunity for enhanced returns.
      The Fund's allocation to U.S. equity funds includes investments in both large cap funds and small cap funds, and provides exposure to distinct styles of equity fund management. An allocation to an international stock fund provides additional diversification. The remainder of the Fund is allocated to money market funds, providing liquidity and facilitating transactions.
      ANALYSIS. The Diversified Conservative Fund returned 10.05% for the fiscal year ending March 31, 2000. The Fund's performance was primarily attributable to the strong returns of global stocks, particularly large and small growth stocks in the U.S. Despite a modest allocation to small cap growth stocks, the Fund's commitment managed to make a sizeable contribution as the SEI Small Cap Growth Fund returned nearly 100% over the Fund's fiscal year. Strong selections among smaller

--------------------------------------------------------------------------------
                          DIVERSIFIED CONSERVATIVE FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                   Annualized  Annualized
                          One Year   3 Year   Inception to
                           Return    Return       Date
--------------------------------------------------------------------------------
Diversified Conservative
  Fund, Class A            10.05%    13.61%      12.59%
--------------------------------------------------------------------------------
Diversified Conservative
  Fund, Class D             9.01%    12.55%      11.31%
--------------------------------------------------------------------------------
Comparison of Change in the Value of a $10,000 Investment in the SEI Diversified Conservative Fund, Class A and Class D, versus the Lehman Brothers Aggregate Bond Index, the Wilshire 5000 Index and the Diversified Conservative Benchmark

[graph omitted]

plot points as follows:

         Class A  Lehman   Wilshire Diversified
6/96     10000    10000    10000    10000
3/97     10586    10431    11064    10548
3/98     12952    11683    16346    12817
3/99     14108    12440    18486    13998
3/00     15526    12674    22851    15356

[graph omitted]

plot points as follows:

         Class D  Lehman   Wilshire Diversified
7/96     10000    10000    10000    10000
3/97     10680    10403    11694    10701
3/98     12954    11652    17278    13003
3/99     13969    12407    19539    14201
3/00     15228    12640    24153    15578

1 FOR THE PERIOD ENDED MARCH 31, 2000. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING JUNE 26, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING JULY 1, 1996.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2000

DIVERSIFIED CONSERVATIVE FUND (CONTINUED) technology, health care and retail stocks amplified the contribution. Among large growth stocks, Internet and financial service companies, such as brokerage and investment banks, enhanced results. The SEI International Equity Fund also provided a boost to performance as non-U.S. stocks posted their strongest advance in several years. The non-U.S. commitment had ample exposure to the major themes driving markets last year, including industrial restructuring in Japan and merger activity in Europe. The Fund's major holding, the SEI Core Fixed Income Fund, provided a modest contribution to return as bonds generally lagged stocks over the past year. However, the fixed income and money market commitments did serve to dampen volatility.

                    DIVERSIFIED GLOBAL MODERATE GROWTH FUND
      OBJECTIVES. The Diversified Global Moderate Growth Fund seeks long-term capital appreciation through participation in the domestic and global equity markets with a limited level of current income.
      STRATEGY. The Fund includes significant allocations to both equity and fixed income funds. It is a medium-risk fund which is appropriate for investors with an intermediate time horizon of 5 to 15 years.
      The equity component of the Fund provides the opportunity for long-term capital appreciation. Under normal conditions, 48% of the Fund is allocated to four style-specific equity funds invested in U.S. stocks, which lowers the risks inherent in any one particular management style. The allocation to small cap stock funds provides additional diversification and enhanced returns over the longer term. The equity component is further diversified with exposure to non-U.S. stocks through international and emerging markets funds.
      The U.S. fixed income portion of the Fund contains intermediate-term bonds with maturities ranging between 5 and 10 years. Exposure to an international fixed income fund and a high yield bond fund provides added diversification and opportunity for enhanced return.
      ANALYSIS. The Diversified Global Moderate Growth Fund returned 18.04% for the fiscal year ended March 31, 2000. The Fund's performance was primarily attributable to the strong returns of the global stocks. Despite a modest allocation to small cap growth stocks, the Fund's commitment managed to make a sizeable contribution as the SEI Small Cap Growth Fund returned nearly 100% over the Fund's fiscal year. Strong selections among smaller technology, health care and retail stocks amplified the contribution. Among large growth stocks, Internet and financial service companies, such as brokerage and investment banks, enhanced results. The Fund's exposure to non-U.S. stocks also enhanced returns. SEI International Equity Fund provided a boost through ample exposure to the major themes driving markets last year, including industrial restructuring in Japan and merger activity in Europe. A modest commitment to stocks in emerging markets, also provided a lift. Emerging stock markets were at the intersection of a number of major trends over the past year including stronger-than-expected economic growth and investor enthusiasm for the untapped potential of technology. Positions in software and hardware manufacturers in Asia as well as exposure to Latin American telecommunications privatizations are examples of the trends in which the SEI Emerging Markets Equity Fund participated. Bonds of emerging market governments also contributed to results. Emerging markets' debt was the strongest performing sector of the global bond markets as rapid recovery from recessions in 1998 and improved political climates in key markets, including Russia, renewed investor confidence.

--------------------------------------------------------------------------------
                     DIVERSIFIED GLOBAL MODERATE GROWTH FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                   Annualized  Annualized
                          One Year   3 Year   Inception to
                           Return    Return       Date
--------------------------------------------------------------------------------
Diversified Global
  Moderate Growth,
  Class A                  18.04%    15.78%      14.93%
--------------------------------------------------------------------------------
Diversified Global
  Moderate Growth,
  Class D                  16.88%    14.61%      13.62%
--------------------------------------------------------------------------------
Comparison of Change in the Value of a $10,000 Investment in the SEI Diversified Global Moderate Growth Fund, Class A and Class D, versus the Lehman Brothers Aggregate Bond Index, the Wilshire 5000 Index and the Diversified Global Moderate Growth Benchmark

[graph omitted]

plot points as follows:
        Diversified        Lehman                                 Diversified
      Global Moderate     Aggregate          Wilshire           Global Moderate
      Growth Class A      Bond Index        5000 Index          Growth Benchmark
12/96    10000              10000              10000                 10000
3/97     10027               9944              10064                 10020
3/98     12602              11138              14870                 12459
3/99     13185              11860              16817                 13350
3/00     15564              12082              20787                 15421

[graph omitted]

plot points as follows:
        Diversified        Lehman                                 Diversified
      Global Moderate     Aggregate          Wilshire           Global Moderate
      Growth Class D      Bond Index        5000 Index          Growth Benchmark
12/96     10000             10000             10000                 10000
3/97       9993              9944             10064                 10020
3/98      12429             11138             14870                 12459
3/99      12869             11860             16817                 13350
3/00      15042             12082             20787                 15421

1 FOR THE PERIOD ENDED MARCH 31, 2000. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING DECEMBER 13, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING DECEMBER 5, 1996.

                        DIVERSIFIED MODERATE GROWTH FUND

     OBJECTIVES. The Diversified Moderate Growth Fund seeks long-term capital appreciation with a limited level of current income.
     STRATEGY. The Fund includes significant allocations to both equity and fixed income funds, including a non-U.S. equity fund. It is a medium-risk fund which is appropriate for investors with an intermediate time horizon of 5 to 15 years.
      The equity component of the Diversified Moderate Growth Fund provides the opportunity for long-term capital appreciation. Under normal conditions, 48% of the Fund is allocated to four style-specific equity funds invested in U.S. stocks, which lowers the risks inherent in any one particular management style. The allocation to small cap stock funds provides additional diversification and enhanced returns over the longer term. In addition, under normal conditions, 12% of the Fund is allocated to a non-U.S. equity fund which provides further diversification and enhanced returns over the longer term with lower volatility.
      Under normal conditions, 39% of the Fund is allocated to across a U.S. fixed income fund and an international fixed income fund to provide current income and a moderating effect on the volatility of returns. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2000

DIVERSIFIED MODERATE GROWTH FUND (CONTINUED)
      ANALYSIS. The Diversified Moderate Growth Fund returned 14.99% for the fiscal year ending March 31, 2000. The Fund's performance was primarily attributable to the strong returns of global stocks, particularly large and small growth stocks in the U.S. Despite a modest allocation to small cap growth stocks, the Fund's commitment managed to make a sizeable contribution as the SEI Small Cap Growth Fund returned nearly 100% over the Fund's fiscal year. Strong selections among smaller technology, health care and retail stocks amplified the contribution. Among large growth stocks, Internet and financial service companies, such as brokerage and investment banks, enhanced results. The SEI International Equity Fund also provided a boost to performance as non-U.S. stocks posted their strongest advance in several years. The non-U.S. commitment had ample exposure to the major themes driving markets last year, including industrial restructuring in Japan and merger activity in Europe. The Fund's commitments to value-oriented stocks in the U.S. had a mixed impact on results last year. In general, value shares suffered as investor enthusiasm waned in the face of the enthusiasm for technology and the strong realized gains by many companies in emerging industries. Internet, software, semiconductor and similar industries are underrepresented in value universes. The Fund's commitment to large value stocks nominally contributed to returns while the modest commitment to small value shares detracted slightly from performance.

--------------------------------------------------------------------------------
                        DIVERSIFIED MODERATE GROWTH FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                   Annualized  Annualized
                          One Year   3 Year   Inception to
                           Return    Return       Date
--------------------------------------------------------------------------------
Diversified Moderate
   Growth,Class A          14.99%    17.35%      15.47%
--------------------------------------------------------------------------------
Diversified Moderate
   Growth,Class D          14.00%    16.27%      14.14%
--------------------------------------------------------------------------------
Comparison of Change in the Value of a $10,000 Investment in the SEI Diversified Moderate Growth Fund, Class A and Class D, versus the Lehman Brothers Aggregate Bond Index, the Wilshire 5000 Index and the Diversified Moderate Growth Benchmark

[graph omitted]

plot points as follows:

         Class A  Lehman   Wilshire Diversified
6/96     10000    10000    10000    10000
3/97     10670    10431    11064    10667
3/98     13773    11683    16346    13643
3/99     14994    12440    18486    14962
3/00     17242    12674    22851    17073

[graph omitted]

plot points as follows:

         Class D  Lehman   Wilshire Diversified
5/96     10000    10000    10000    10000
3/97     10571    10571    10973    10698
3/98     13530    11840    16212    13682
3/99     14574    12607    18335    15005
3/00     16614    12844    22663    17122

1 FOR THE PERIOD ENDED MARCH 31, 2000. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING JUNE 10, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING MAY 30, 1996.

--------------------------------------------------------------------------------
                               DIVERSIFIED GLOBAL
                                   GROWTH FUND

     OBJECTIVES. The Diversified Global Growth Fund seeks long-term capital appreciation and current income is a secondary consideration.
     STRATEGY. The majority of the Fund is allocated to equity funds, including exposure to non-U.S. equities. There is also a modest allocation to fixed income funds. Because of its commitment to equities, the Fund is appropriate for investors with a longer time horizon of 10 to 20 years.
      The domestic equity portion of the Diversified Global Growth Fund invests primarily in large- and some small-sized companies, and provides exposure to distinct styles of growth and value equity fund management. Diversification is further enhanced through exposure to international and emerging markets funds.
      The U.S. fixed income portion of the Fund contains intermediate-term bonds with maturities ranging between 5 and 10 years. Additionally, exposure to an international fixed income fund and a high yield bond fund provides added diversification and opportunity for enhanced return. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.
     ANALYSIS. The Diversified Global Growth Fund returned 23.66% for the fiscal year ending March 31, 2000. The Fund's performance was primarily attributable to the strong returns of global stocks. Despite a modest allocation to small cap growth stocks, the Fund's commitment managed to make a sizeable contribution as the SEI Small Cap Growth Fund returned nearly 100% over the Fund's fiscal year. Strong

--------------------------------------------------------------------------------
                         DIVERSIFIED GLOBAL GROWTH FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                   Annualized  Annualized
                          One Year Three Year   Inception
                           Return    Return      to Date
--------------------------------------------------------------------------------
Diversified Global Growth,
  Class A                  23.66%    19.04%      17.13%
--------------------------------------------------------------------------------
Diversified Global Growth,
  Class D                  22.39%    17.85%      15.63%
--------------------------------------------------------------------------------
Comparison of Change in the Value of a $10,000 Investment in the SEI Diversified Global Growth Fund, Class A and Class D, versus the Lehman Brothers Aggregate Bond Index, the Wilshire 5000 Index, the MSCI EAFE Index and the Diversified Global Growth Benchmark

[graph omitted]

plot points as follows:

10000    10000    10000    10000    10000
10789    10431    11064    9988     10781
14066    11683    16346    11847    13907
14717    12440    18486    12565    14906
18200    12674    22851    15718    17991


[graph omitted]

plot points as follows:

10000    10000    10000    10000    10000
10670    10571    10973    10044    10794
13787    11840    16212    11914    13923
14270    12607    18335    12636    14924
17465    12844    22663    15806    18012



1 FOR THE PERIOD ENDED MARCH 31, 2000. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING JUNE 13, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING MAY 30, 1996.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2000

DIVERSIFIED GLOBAL GROWTH FUND (CONTINUED) selections among smaller technology, health care and retail stocks amplified the contribution. Among large growth stocks, Internet and financial service companies, such as brokerage and investment banks, enhanced results. The Fund's exposure to non-U.S. stocks also enhanced returns. SEI International Equity Fund provided a boost through ample exposure to the major themes driving markets last year, including industrial restructuring in Japan and merger activity in Europe. A modest commitment to stocks in emerging markets, also provided a lift. Emerging stock markets were at the intersection of a number of major trends over the past year including stronger-than-expected economic growth and investor enthusiasm for the untapped potential of technology. Positions in software and hardware manufacturers in Asia as well as exposure to Latin American telecommunications privatizations are examples of the trends in which the SEI Emerging Markets Equity Fund participated. Bonds of emerging market governments also contributed to results. Emerging markets' debt was the strongest performing sector of the global bond markets as rapid recovery from recessions in 1998 and improved political climates in key markets, including Russia, renewed investor confidence.

                               DIVERSIFIED GLOBAL
                                   STOCK FUND

     OBJECTIVES. The Diversified Global Stock Fund seeks long-term capital appreciation through a diversified global equity strategy.
     STRATEGY. The Fund invests almost exclusively in U.S. and non-U.S. equities. Because of this Fund's commitment to equities, it is suitable for investors with longer time horizons, who can withstand a high level of principal volatility.
     The Fund is invested primarily in large cap funds. This provides exposure to distinct styles of equity fund management, including value and growth styles. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, which reduces the volatility of returns. In addition, a portion of the Fund is allocated to small cap funds to capture the enhanced returns and diversification benefits offered by smaller companies. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.
      ANALYSIS. The Diversified Global Stock Fund returned 28.98% for the fiscal year ending March 31, 2000. The Fund's performance was primarily attributable to the strong returns of global stocks. Despite a modest allocation to small cap growth stocks, the Fund's commitment managed to make a sizeable contribution as the SEI Small Cap Growth Fund returned nearly 100% over the Fund's fiscal year. Strong selections among smaller technology, health care and retail stocks amplified the contribution. Among large growth stocks, Internet and financial service companies, such as brokerage and investment banks, enhanced results. The Fund's exposure to non-U.S. stocks also enhanced returns. SEI International Equity Fund also provided a boost through ample exposure to the major themes driving markets last year, including industrial restructuring in Japan and merger activity in Europe. A modest commitment to stocks in emerging markets, also provided a lift. Emerging stock markets were at the intersection of a number of major trends over the past year including stronger-than-expected economic growth and investor enthusiasm for the untapped potential of technology. Positions in software and hardware manufacturers in Asia as well as exposure to Latin American telecommunications privatizations are examples of the trends in which the SEI Emerging Markets Equity Fund participated.

                          DIVERSIFIED GLOBAL STOCK FUND
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                  Annualized   Annualized
                        One Year  Three Year    Inception
                         Return     Return       to Date
--------------------------------------------------------------------------------
Diversified Global Stock,
  Class A                28.98%     21.88%       19.89%
--------------------------------------------------------------------------------
Diversified Global Stock,
  Class D                27.58%     20.66%       18.60%
--------------------------------------------------------------------------------
Comparison of Change in the Value of a $10,000 Investment in the SEI Diversified Global Stock Fund, Class A and Class D, versus the Wilshire 5000 Index, the MSCI EAFE Index and the Diversified Global Stock Benchmark

[graph omitted]

plot points as follows:

        Diversified                      Morgan Stanley        Diversified
      Global Stock       Wilshire         MSCI EAFE           Global Stock
      Fund Class A      5000 Index          Index              Benchmark
          10000           10000            10000                 10000
          10058           10064             9844                 10009
          13548           14870            11675                 13463
          14119           16817            12383                 14407
          18211           20787            15490                 18117


[graph omitted]

plot points as follows:

        Diversified                      Morgan Stanley        Diversified
      Global Stock       Wilshire         MSCI EAFE           Global Stock
      Fund Class D      5000 Index          Index              Benchmark
          10000           10000              10000               10000
          10058           10064               9844               10009
          13548           14870              11675               13463
          14119           16817              12383               14407
          18211           20787              15490               18117




1 FOR THE PERIOD ENDED MARCH 31, 2000. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING DECEMBER 9, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING DECEMBER 5, 1996.

                           DIVERSIFIED U.S. STOCK FUND

     OBJECTIVES. The Diversified U.S. Stock Fund seeks long-term capital appreciation through a diversified domestic equity strategy.
     STRATEGY. The Fund invests almost exclusively in U.S. equities. Because of this Fund's commitment to equities, it is suitable for investors with longer time horizons, who can withstand a high level of principal volatility.
      The Fund is invested primarily in large cap funds. This provides exposure to distinct styles of equity fund management, including value and growth styles. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, which reduces the volatility of returns. In addition, a portion of the Fund is allocated to small cap to capture the enhanced returns and diversification benefits offered by smaller companies. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.
      ANALYSIS. The Diversified U.S. Stock Fund returned 22.15% for the fiscal year ending March 31, 2000. The Fund's performance was primarily attributable to the strong returns to growth stocks, large and small, in the U.S. last year. Despite a modest allocation to small cap growth stocks, the Fund's commitment managed to make a sizeable contribution as the SEI Small Cap Growth Fund returned nearly 100% over the Fund's fiscal year. Strong selections among smaller technology, health care and retail stocks amplified the contribution. Among large growth stocks, Internet and financial

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2000

DIVERSIFIED U.S. STOCK FUND (CONTINUED)

service companies, such as brokerage and investment banks, enhanced results. The Fund's commitments to value-oriented stocks in the U.S. had a mixed impact on results last year. In general, value shares suffered as investor enthusiasm waned in the face of the enthusiasm for technology and the strong realized gains by many companies in emerging industries. Internet, software, semiconductor and similar industries are underrepresented in value universes. The Fund's commitment to large value stocks nominally contributed to returns while the modest commitment to small value shares detracted slightly from performance.

--------------------------------------------------------------------------------
                           DIVERSIFIED U.S. STOCK FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                    Annualized  Annualized
                           One Year Three Year  Inception
                            Return    Return     to Date
--------------------------------------------------------------------------------
Diversified U.S. Stock,
Class A                     22.15%     26.17%     23.02%
--------------------------------------------------------------------------------
Diversified U.S. Stock,
Class D                     20.98%     24.89%     22.36%
--------------------------------------------------------------------------------
Comparison of Change in the Value of a $10,000 Investment in the SEI Diversified U.S. Stock Fund, Class A and Class D, versus the Wilshire 5000 Index and the Diversified U.S. Stock Benchmark

[graph omitted]

plot points as follows:
      Diversified                             Diversified
      U.S. Stock Fund        Wilshire         U.S. Stock
      Class A                5000 Index       Benchmark
         10000                 10000            10000
         11070                 10973            11051
         16650                 16212            16247
         18203                 18335            17991
         22235                 22663            22015


[graph omitted]

plot points as follows:
      Diversified                             Diversified
      U.S. Stock Fund        Wilshire         U.S. Stock
      Class D                5000 Index       Benchmark
         10000                 10000            10000
         11677                 11694            11728
         17382                 17278            17243
         18804                 19539            19093
         22749                 24153            23364



1 FOR THE PERIOD ENDED MARCH 31, 2000. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING MAY 13, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING JULY 1, 1996.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2000

DIVERSIFIED CONSERVATIVE
INCOME FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 24.9%
   SEI Institutional Managed Trust
     Large Cap Growth Fund           130,545       $ 4,980
   SEI Institutional Managed Trust
     Large Cap Value Fund            243,777         4,464
   SEI Institutional Managed Trust
     Small Cap Growth Fund            16,872           562
   SEI Institutional Managed Trust
     Small Cap Value Fund             30,376           435
                                                   -------
TOTAL EQUITY FUNDS
   (Cost $9,246)                                    10,441
                                                   -------
FIXED INCOME FUND -- 55.2%
   SEI Institutional Managed Trust
     Core Fixed Income Fund        2,320,114        23,108
                                                   -------
TOTAL FIXED INCOME FUND
   (Cost $23,718)                                   23,108
                                                   -------
MONEY MARKET FUND -- 19.7%
   SEI Liquid Asset Trust Prime
     Obligation Fund               8,255,610         8,256
                                                   -------
TOTAL MONEY MARKET FUND
   (Cost $8,256)                                     8,256
                                                   -------
TOTAL INVESTMENTS -- 99.8%
   (Cost $41,220)                                   41,805
                                                   -------
OTHER ASSETS AND LIABILITIES, NET -- 0.2%               82
                                                   -------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based
   on 2,638,388 outstanding shares
   of beneficial interest                           29,904
Fund Shares of Class D (unlimited
   authorization -- no par value) based
   on 936,621 outstanding shares of
   beneficial interest                              10,542
Undistributed net
   investment income                                   428
Accumulated net realized gain
   on investments                                      428
Net unrealized appreciation
   on investments                                      585
                                                   -------
TOTAL NET ASSETS -- 100.0%                         $41,887
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                      $ 11.74
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE -- CLASS D                       $ 11.66
                                                   =======
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 40.1%
   SEI Institutional International Trust
     International Equity Fund       337,931       $4,859
   SEI Institutional Managed Trust
     Large Cap Growth Fund           246,305        9,397
   SEI Institutional Managed Trust
     Large Cap Value Fund            459,475        8,413
   SEI Institutional Managed Trust
     Small Cap Growth Fund            33,657        1,121
   SEI Institutional Managed Trust
     Small Cap Value Fund             57,546          825
                                                   ------
TOTAL EQUITY FUNDS
   (Cost $19,458)                                  24,615
                                                   ------
FIXED INCOME FUNDS -- 58.9%
   SEI Institutional International
     Trust International Fixed
     Income Fund                     859,769        9,002
   SEI Institutional Managed Trust
     Core Fixed Income Fund        2,723,836       27,129
                                                   ------
TOTAL FIXED INCOME FUNDS
   (Cost $38,101)                                  36,131
                                                   ------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Fund                 606,883          607
                                                   ------
TOTAL MONEY MARKET FUND
   (Cost $607)                                        607
                                                   ------
TOTAL INVESTMENTS -- 100.0%
   (Cost $58,166)                                  61,353
                                                   ------
OTHER ASSETS AND LIABILITIES, NET -- 0.0%             (30)
                                                   ------
NET ASSETS:
Fund Shares of Class A (unlimited authorization
    -- no par value) based on
   3,859,571 outstanding shares of
   beneficial interest                              41,159
Fund Shares of Class D (unlimited authorization
   -- no par value) based on
   1,363,897 outstanding shares of
   beneficial interest                              14,784
Undistributed net investment income                    373
Accumulated net realized gain
   on investments                                    1,820
Net unrealized appreciation
   on investments                                    3,187
                                                   -------
TOTAL NET ASSETS -- 100.0%                         $61,323
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                      $ 11.75
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                      $ 11.70
                                                   =======

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2000

DIVERSIFIED GLOBAL
MODERATE GROWTH FUND
--------------------------------------------------------------------------------
                                                    MARKET
DESCRIPTION                            SHARES     VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 60.0%
   SEI Institutional International Trust
     Emerging Markets Equity
     Fund                            316,296       $ 3,900
   SEI Institutional International
     Trust International Equity
     Fund                            557,277         8,014
   SEI Institutional Managed Trust
     Large Cap Growth Fund           356,255        13,591
   SEI Institutional Managed Trust
     Large Cap Value Fund            677,631        12,407
   SEI Institutional Managed Trust
     Small Cap Growth Fund            49,933         1,663
   SEI Institutional Managed Trust
     Small Cap Value Fund             79,463         1,139
                                                   -------
TOTAL EQUITY FUNDS
   (Cost $36,028)                                   40,714
                                                   -------
FIXED INCOME FUNDS -- 39.2%
   SEI Institutional International
     Trust Emerging Markets
     Debt Fund                       283,860         2,589
   SEI Institutional International
     Trust International Fixed
     Income Fund                     382,740         4,007
   SEI Institutional Managed Trust
     Core Fixed Income Fund        1,745,769        17,388
   SEI Institutional Managed Trust
     High Yield Bond Fund            272,097         2,618
                                                   -------
TOTAL FIXED INCOME FUNDS
   (Cost $26,717)                                   26,602
                                                   -------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Fund                 654,057           654
                                                   -------
TOTAL MONEY MARKET FUND
   (Cost $654)                                         654
                                                   -------
TOTAL INVESTMENTS -- 100.2%
   (Cost $63,399)                                   67,970
                                                   -------
OTHER ASSETS AND LIABILITIES, NET -- (0.2%)           (167)
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited authorization
   -- no par value) based on
   4,293,662 outstanding shares of
   beneficial interest                             $52,564
Fund Shares of Class D (unlimited
   authorization-- no par value) based
   on 693,828 outstanding shares of
   beneficial interest                               7,946
Undistributed net
   investment income                                   252
Accumulated net realized gain
   on investments                                    2,470
Net unrealized appreciation
   on investments                                    4,571
                                                   -------
TOTAL NET ASSETS -- 100.0%                         $67,803
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                      $ 13.61
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                      $ 13.47
                                                   =======

--------------------------------------------------------------------------------



DIVERSIFIED MODERATE
GROWTH FUND
--------------------------------------------------------------------------------
                                                     Market
Description                        Shares         Value (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 61.4%
   SEI Institutional International
     Trust International Equity
     Fund                          1,948,660      $ 28,022
   SEI Institutional Managed Trust
     Large Cap Growth Fund         1,425,322        54,376
   SEI Institutional Managed Trust
     Large Cap Value Fund          2,657,131        48,652
   SEI Institutional Managed Trust
     Small Cap Growth Fund           187,426         6,243
   SEI Institutional Managed Trust
     Small Cap Value Fund            315,075         4,515
                                                  --------
TOTAL EQUITY FUNDS
   (Cost $119,144)                                 141,808
                                                  --------
FIXED INCOME FUNDS -- 40.4%
   SEI Institutional International
     Trust International Fixed
     Income Fund                   2,221,306        23,257
   SEI Institutional Managed Trust
     Core Fixed Income Fund        7,043,704        70,155
                                                  --------
TOTAL FIXED INCOME FUNDS
   (Cost $96,463)                                   93,412
                                                  --------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Fund               2,280,766         2,281
                                                  --------
TOTAL MONEY MARKET FUND
   (Cost $2,281)                                     2,281
                                                  --------
TOTAL INVESTMENTS -- 102.8%
   (Cost $217,888)                                 237,501
                                                  --------
OTHER ASSETS AND LIABILITIES, NET -- (2.8%)         (6,504)

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                                      VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited authorization
   -- no par value) based on
   13,234,037 outstanding shares of
   beneficial interest                            $170,120
Fund Shares of Class D (unlimited authorization
   -- no par value) based on
   2,747,201 outstanding shares of
   beneficial interest                              34,414
Undistributed net investment
   income                                              916
Accumulated net realized gain
   on investments                                    5,934
Net unrealized appreciation
   on investments                                   19,613
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $230,997
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                     $  14.47
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION

   PRICE PER SHARE -- CLASS D                     $  14.38
                                                  ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2000

DIVERSIFIED GLOBAL
GROWTH FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS --80.1%
   SEI Institutional International
     Trust Emerging Markets Equity
     Fund                            954,162      $ 11,765
   SEI Institutional International
     Trust International Equity
     Fund                          1,716,278        24,680
   SEI Institutional Managed Trust
     Large Cap Growth Fund         1,126,979        42,994
   SEI Institutional Managed Trust
     Large Cap Value Fund          2,154,849        39,455
   SEI Institutional Managed Trust
     Small Cap Growth Fund           146,964         4,896
   SEI Institutional Managed Trust
     Small Cap Value Fund            242,965         3,482
                                                  --------
TOTAL EQUITY FUNDS
   (Cost $102,117)                                 127,272
                                                  --------
FIXED INCOME FUNDS -- 18.1%
   SEI Institutional International
     Trust Emerging Markets Debt
     Fund                            305,703         2,788
   SEI Institutional International
     Trust International Fixed
     Income Fund                     408,809         4,280
   SEI Institutional Managed Trust
     High Yield Bond Fund            279,737         2,691
   SEI Institutional Managed Trust
     Core Fixed Income Fund        1,907,709        19,001
                                                  --------
TOTAL FIXED INCOME FUNDS
   (Cost $29,666)                                   28,760
                                                  --------
MONEY MARKET FUND -- 0.9%
   SEI Liquid Asset Trust Prime
     Obligation Fund               1,411,353         1,411
                                                  --------
TOTAL MONEY MARKET FUND
   (Cost $1,411)                                     1,411
                                                  --------
TOTAL INVESTMENTS -- 99.1%
   (Cost $133,194)                                 157,443
                                                  --------
OTHER ASSETS AND LIABILITIES, NET -- 0.9%            1,360
                                                  --------
--------------------------------------------------------------------------------
                                                    MARKET
DESCRIPTION                                       VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited authorization
   -- no par value) based on
   8,166,875 outstanding shares of
   beneficial interest                            $104,983
Fund Shares of Class D (unlimited authorization
   -- no par value) based on
   2,149,735 outstanding shares of
   beneficial interest                              26,559
Undistributed net investment income                    235
Accumulated net realized gain
   on investments                                    2,777
Net unrealized appreciation
   on investments                                   24,249
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $158,803
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                     $  15.42
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                     $  15.31
                                                  ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



DIVERSIFIED GLOBAL
STOCK FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 99.2%
   SEI Institutional International
     Trust Emerging Markets Equity
     Fund                            752,749       $ 9,281
   SEI Institutional International
     Trust International Equity
     Fund                          1,360,139        19,559
   SEI Institutional Managed Trust
     Large Cap Growth Fund           868,819        33,146
   SEI Institutional Managed Trust
     Large Cap Value Fund          1,658,447        30,366
   SEI Institutional Managed Trust
     Small Cap Growth Fund           114,918         3,828
   SEI Institutional Managed Trust
     Small Cap Value Fund            190,354         2,728
                                                  --------
TOTAL EQUITY FUNDS
   (Cost $82,330)                                   98,908
                                                  --------
MONEY MARKET FUND -- 0.9%
   SEI Liquid Asset Trust Prime
     Obligation Fund                 903,060           903
                                                  --------
TOTAL MONEY MARKET FUND
   (Cost $903)                                         903
                                                  --------
TOTAL INVESTMENTS -- 100.1%
   (Cost $83,233)                                   99,811
                                                  --------
OTHER ASSETS AND LIABILITIES, NET -- (0.1%)            (93)
                                                  --------
NET ASSETS:
Fund Shares of Class A (unlimited authorization
   -- no par value) based on
   5,355,886 outstanding shares of
   beneficial interest                              69,590
Fund Shares of Class D (unlimited authorization
   -- no par value) based on
   898,166 outstanding shares of
   beneficial interest                              11,954
Undistributed net investment income                      4
Accumulated net realized gain
   on investments                                    1,592
Net unrealized appreciation
   on investments                                   16,578
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $ 99,718
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                     $  16.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                     $  15.64
                                                  ========

DIVERSIFIED
U.S. STOCK FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 100.8%
   SEI Institutional Managed Trust
      Large Cap Growth Fund        1,904,387      $ 72,652
   SEI Institutional Managed Trust
     Large Cap Value Fund          3,592,290        65,775
   SEI Institutional Managed Trust
     Small Cap Growth Fund           262,407         8,741
   SEI Institutional Managed Trust
     Small Cap Value Fund            423,188         6,064
                                                  --------
TOTAL EQUITY FUNDS
   (Cost $128,840)                                 153,232
                                                  --------
MONEY MARKET FUND -- 0.9%
   SEI Liquid Asset Trust Prime
     Obligation Fund               1,280,759         1,281
                                                  --------
TOTAL MONEY MARKET FUND
   (Cost $1,281)                                     1,281
                                                  --------
TOTAL INVESTMENTS -- 101.7%
   (Cost $130,121)                                 154,513
                                                  --------
OTHER ASSETS AND LIABILITIES, NET -- (1.7%)         (2,540)
                                                  --------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based
   on 5,662,846 outstanding shares
   of beneficial interest                           86,091
Fund Shares of Class D (unlimited
   authorization -- no par value) based
   on 2,583,558 outstanding shares
   of beneficial interest                           37,313
Distribution in excess of net
   investment income                                    (1)
Accumulated net realized gain
   on investments                                    4,178
Net unrealized appreciation
   on investments                                   24,392
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $151,973
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                     $  18.58
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                     $  18.09
                                                  ========
                                                                              15

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- FOR THE YEAR ENDED MARCH 31, 2000

                                               -----------------       -------------------            -----------------
                                                   DIVERSIFIED                                           DIVERSIFIED
                                                  CONSERVATIVE               DIVERSIFIED                   GLOBAL
                                                     INCOME                 CONSERVATIVE                  MODERATE
                                                      FUND                      FUND                    GROWTH FUND
                                                ----------------       -------------------            -----------------
INVESTMENT INCOME:
   Income distributions from
     affiliated funds                                $1,514                    $1,841                     $1,187
                                                    -------                   -------                    -------
EXPENSES:
   Administration fees                                   69                       120                         91
   Less: administration fees waived                     (69)                     (120)                       (91)
   Less: reimbursement from administrator               (31)                      (75)                       (50)
   Investment advisory fees                              35                        60                         46
   Custodian fees                                         3                         7                          4
   Transfer agent fees                                   13                        30                         24
   Professional fees                                      5                        10                          3
   Registration & filing fees                             7                        29                         25
   Printing fees                                          3                         5                          3
   Trustee fees                                           2                         1                         --
   Distribution & shareholder
     servicing fees (1)                                  76                       149                         81
   Amortization of deferred
     organization costs                                   4                         4                         --
   Other expenses                                        --                        --                         --
                                                    -------                   -------                    -------
         Total expenses after waivers
           and reimbursements                           117                       220                        136
                                                    -------                   -------                    -------
NET INVESTMENT INCOME                                 1,397                     1,621                      1,051
                                                    -------                   -------                    -------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
   Net realized gain from
     security transactions                              622                     1,918                      2,582
   Capital gain distributions
     received from investments                          329                       810                      1,006
   Net change in unrealized
     appreciation on investments                        273                     1,185                      3,876
                                                    -------                   -------                    -------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   $2,621                    $5,534                     $8,515
                                                    =======                   =======                    =======

Amounts designated as "--" are zero or have been rounded to zero.

(1) All distribution and shareholder servicing fees are incurred at the Class D level.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                             ---------------     ---------------     ---------------             ---------------
                                               DIVERSIFIED         DIVERSIFIED         DIVERSIFIED
                                                MODERATE              GLOBAL              GLOBAL                   DIVERSIFIED
                                                 GROWTH               GROWTH               STOCK                   U.S. STOCK
                                                  FUND                 FUND                FUND                       FUND
                                             ---------------     ---------------     ---------------             ---------------
INVESTMENT INCOME:
   Income distributions from
     affiliated funds                            $ 4,211              $ 1,818            $  321                     $   645
                                                 -------              -------           -------                     -------
EXPENSES:
   Administration fees                               383                  240               136                         233
   Less: administration fees waived                 (383)                (240              (136)                       (233)
   Less: reimbursement from administrator           (110)                (153               (31)                       (106)
   Investment advisory fees                          191                  120                68                         117
   Custodian fees                                     15                   20                 5                          15
   Transfer agent fees                                46                   56                 8                          37
   Professional fees                                  26                   27                 1                          17
   Registration & filing fees                         41                   52                15                          40
   Printing fees                                      11                   12                 7                          11
   Trustee fees                                        4                    3                --                           4
   Distribution & shareholder
     servicing fees (1)                              326                  238               100                         374
   Amortization of deferred
     organization costs                                4                    4                 8                           4
   Other expenses                                      1                    2                --                           1
                                                 -------              -------           -------                     -------
         Total expenses after waivers
           and reimbursements                        555                  381               181                         514
                                                 -------              -------           -------                     -------
NET INVESTMENT INCOME                              3,656                1,437               140                         131
                                                 -------              -------           -------                     -------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
   Net realized gain from
     security transactions                         5,670                3,517             1,757                       2,867
   Capital gain distributions
     received from investments                     3,929                2,913             2,087                       4,467
   Net change in unrealized
     appreciation on investments                  13,826               18,259            13,668                      16,527
                                                 -------              -------           -------                    --------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                               $27,081              $26,126           $17,652                    $ 23,992
                                                 =======              =======           =======                    ========

Amounts designated as "--" are zero or have been rounded to zero.

(1) All distribution and shareholder servicing fees are incurred at the Class D level.

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- FOR THE YEARS ENDED MARCH 31,

                                                                               ------------------   ------------------
                                                                                   DIVERSIFIED
                                                                                  CONSERVATIVE          DIVERSIFIED
                                                                                     INCOME             CONSERVATIVE
                                                                                      FUND                 FUND
                                                                               ------------------   ------------------
                                                                                 2000      1999       2000       1999
                                                                               -------   --------   -------    -------
OPERATIONS:
   Net investment income                                                       $ 1,397   $    891   $ 1,621    $ 1,367
   Capital gain distributions received from investments                            329        443       810      1,206
   Net realized gain from security transactions                                    622        494     1,918      1,564
   Net change in unrealized appreciation (depreciation) on investments             273       (209)    1,185        339
                                                                               --------  --------   --------   -------
Net increase in net assets resulting from operations                             2,621      1,619     5,534      4,476
                                                                               --------  --------   --------   -------
DISTRIBUTIONS FROM:
   Net investment income:
     Class A                                                                    (1,196)      (674)   (1,980)      (745)
     Class D                                                                      (251)      (119)     (496)      (160)
   Net realized gains:
     Class A                                                                      (382)      (845)     (954)    (1,979)
     Class D                                                                       (94)      (220)     (322)      (612)
                                                                               --------  --------   --------   --------
   Total distributions                                                          (1,923)    (1,858)   (3,752)    (3,496)
                                                                               --------  --------   --------   --------
CAPITAL SHARE TRANSACTIONS:
CLASS A:
   Proceeds from shares issued                                                  20,984     22,245    20,213     29,879
   Reinvestment of distributions                                                 1,315      1,156     2,718      2,414
   Cost of shares redeemed                                                     (13,785)   (15,111)  (19,171)   (15,023)
                                                                               --------  --------   --------   -------
   Increase in net assets derived from Class A transactions                      8,514      8,290     3,760     17,270
                                                                               --------  --------   --------   -------
CLASS D:
   Proceeds from shares issued                                                   8,134      3,547     7,463      8,741
   Reinvestment of distributions                                                   303        309       797        761
   Cost of shares redeemed                                                      (2,842)    (1,289)   (5,188)    (3,010)
                                                                               --------  --------   --------   -------
   Increase in net assets derived from Class D transactions                      5,595      2,567     3,072      6,492
                                                                               --------  --------   --------   -------
   Increase in net assets derived from capital share transactions               14,109     10,857     6,832     23,762
                                                                               --------  --------   --------   -------
   Net increase in net assets                                                   14,807     10,618     8,614     24,742
                                                                               --------  --------   --------   -------
NET ASSETS:
   Beginning of period                                                          27,080     16,462    52,709     27,967
                                                                               --------  --------   --------   -------
   End of period                                                               $41,887    $27,080   $61,323    $52,709
                                                                               =======    =======   =======    =======
SHARES ISSUED AND REDEEMED:
CLASS A:
   Shares issued                                                                 1,837      1,915     1,783      2,678
   Shares issued in lieu of cash distributions                                     116        100       241        214
   Shares redeemed                                                              (1,209)    (1,300)   (1,694)    (1,319)
                                                                               --------  --------   --------   -------
     Total Class A transactions                                                    744        715       330      1,573
                                                                               --------  --------   --------   -------
CLASS D:
   Shares issued                                                                   717        305       661        771
   Shares issued in lieu of cash distributions                                      27         27        71         68
   Shares redeemed                                                                (250)      (111)     (459)      (267)
                                                                               --------  --------   --------   -------
     Total Class D transactions                                                    494        221       273        572
                                                                               --------  --------   --------   -------
   Increase in capital shares                                                    1,238        936       603      2,145
                                                                               =======    =======   =======    =======

AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

 ------------------       ------------------       -------------------       ------------------      -------------------
     DIVERSIFIED              DIVERSIFIED               DIVERSIFIED              DIVERSIFIED
       GLOBAL                  MODERATE                   GLOBAL                   GLOBAL                DIVERSIFIED
   MODERATE GROWTH              GROWTH                    GROWTH                    STOCK                U.S. STOCK
        FUND                     FUND                      FUND                     FUND                    FUND
 ------------------       ------------------       -------------------       ------------------      -------------------
  2000       1999           2000      1999           2000       1999           2000      1999          2000        1999
 ------     -------       -------  ---------       --------    -------       -------    -------      --------     ------
 $1,051     $   676       $ 3,656  $   1,879       $  1,437    $ 1,246       $   140    $   134      $    131     $  114
  1,006         629         3,929      2,325          2,913      2,161         2,087        997         4,467      1,936
  2,582         240         5,670      3,143          3,517      2,128         1,757        670         2,867      3,513
  3,876        (262)       13,826        256         18,259     (1,136)       13,668        561        16,527        800
-------     -------       -------  ---------       --------    -------       -------    -------      --------     ------
  8,515       1,283        27,081      7,603         26,126      4,399        17,652      2,362        23,992      6,363
-------     -------       -------  ---------       --------    -------       -------    -------      --------     ------



 (1,086)       (404)       (3,910)    (1,111)        (2,090)      (733)         (441)       (54)         (518)       (44)
   (209)        (78)         (521)      (178)          (296)       (37)          (30)        --           (46)        --

   (757)     (1,120)       (3,298)    (4,761)        (3,484)    (4,714)       (1,366)    (2,398)       (2,016)    (5,045)
   (125)       (354)         (677)    (1,681)          (853)    (1,053)         (230)      (465)       (1,040)    (2,197)
-------     -------      --------  ---------       --------    -------       -------    -------      --------    -------
 (2,177)     (1,956)       (8,406)    (7,731)        (6,723)    (6,537)       (2,067)    (2,917)       (3,620)    (7,286)
-------     -------      --------  ---------       --------    -------       -------    -------      --------    -------


 55,954      20,824        88,324     97,032         58,285     41,154        49,403     24,792        59,277     49,418
  1,663       1,250         6,666      4,777          5,307      5,084         1,754      2,345         2,392      4,601
(28,574)    (10,804)      (50,563)   (20,958)       (32,123)   (22,669)      (16,924)    (8,643)      (31,705)   (18,120)
-------     -------      --------  ---------       --------    -------       -------    -------      --------    -------
 29,043      11,270        44,427     80,851         31,469     23,569        34,233     18,494        29,964     35,899
-------     -------      --------  ---------       --------    -------       -------    -------      --------    -------

  3,783       2,019        17,066     19,641         14,800      7,270         8,776      5,849        22,287     12,119
    326         491         1,138      1,800          1,134      1,054           254        450         1,019      2,163
 (2,839)     (2,211)       (9,377)    (2,708)        (5,780)    (2,939)       (3,381)    (2,627)       (6,702)    (3,376)
-------     -------      --------  ---------       --------    -------       -------    -------      --------    -------
  1,270         299         8,827     18,733         10,154      5,385         5,649      3,672        16,604     10,906
-------     -------      --------  ---------       --------    -------       -------    -------      --------    -------
 30,313      11,569        53,254     99,584         41,623     28,954        39,882     22,166        46,568     46,805
-------     -------      --------  ---------       --------    -------       -------    -------      --------    -------
 36,651      10,896        71,929     99,456         61,026     26,816        55,467     21,611        66,940     45,882
-------     -------      --------  ---------       --------    -------       -------    -------      --------    -------


 31,152      20,256       159,068     59,612         97,777     70,961        44,251     22,640        85,033     39,151
-------     -------      --------  ---------       --------    -------       -------    -------      --------    -------
$67,803     $31,152      $230,997  $ 159,068       $158,803    $97,777       $99,718    $44,251      $151,973    $85,033
=======     =======      ========  =========       ========    =======       =======    =======      ========    =======

  4,406       1,722         6,433      7,382          4,099      3,131         3,445      1,986         3,518      3,189
    131         106           491        373            376        405           122        196           140        315
 (2,221)       (911)       (3,672)    (1,605)        (2,271)    (1,752)       (1,178)      (701)       (1,865)    (1,216)
-------     -------      --------  ---------       --------    -------       -------    -------      --------    -------
  2,316         917         3,252      6,150          2,204      1,784         2,389      1,481         1,793      2,288
-------     -------      --------  ---------       --------    -------       -------    -------      --------    -------

    300         169         1,257      1,494          1,039        562           621        455         1,351        782
     26          43            84        141             81         84            18         38            61        151
   (226)       (184)         (696)      (212)          (414)      (228)         (238)      (217)         (408)      (225)
-------     -------      --------  ---------       --------    -------       -------    -------      --------    -------
    100          28           645      1,423            706        418           401        276         1,004        708
-------     -------      --------  ---------       --------    -------       -------    -------      --------    -------
  2,416         945         3,897      7,573          2,910      2,202         2,790      1,757         2,797      2,996
=======     =======      ========  =========       ========    =======       =======    =======      ========    =======

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31,

                             NET                                                                               RATIO
                          REALIZED                                                                          OF EXPENSES
                             AND     DISTRI-   DISTRI-    NET                                 RATIO OF NET   TO AVERAGE
         NET ASSET        UNREALIZED BUTIONS  BUTIONS   ASSET                        RATIO OF   INVESTMENT   NET ASSETS
           VALUE     NET     GAINS   FROM NET   FROM    VALUE         NET ASSETS    EXPENSES   INCOME TO    (EXCLUDING
         BEGINNING INVESTMENT ON    INVESTMENT CAPITAL END OF   TOTAL    END OF     TO AVERAGE   AVERAGE     WAIVERS AND
         OF PERIOD INCOME SECURITIES INCOME    GAINS   PERIOD  RETURN* PERIOD (000) NET ASSETS   NET ASSETS   REIMBURSEMENT)
-------------------------------------------------------------------------------------------------------------------------

------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
------------------------------------
  CLASS A**
  2000      $11.60  $0.49  $0.34   $(0.54)    $(0.15) $11.74    7.53%   $30,969        0.12%        4.27%      0.41%
  1999       11.76   0.56   0.26    (0.45)     (0.53)  11.60    7.22     21,973        0.12         4.02       0.45
  1998       10.55   0.50   1.46    (0.44)     (0.31)  11.76   19.16     13,862        0.12         4.37       1.01
  1997(1)    10.12   0.37   0.27    (0.21)    --       10.55    6.35*     2,983        0.12         4.38       3.65+
  CLASS D**

  2000      $11.53  $0.37  $0.35   $(0.44)    $(0.15) $11.66    6.47%   $10,918        1.12%        3.27%      1.41%
  1999       11.70   0.40   0.30    (0.34)     (0.53)  11.53    6.19      5,107        1.12         2.98       1.45
  1998       10.49   0.38   1.46    (0.32)     (0.31)  11.70   17.90      2,600        1.12         3.35       2.27
  1997(2)    10.09   0.27   0.30    (0.17)    --       10.49    5.67*       603        1.12         3.37       N/A++

-----------------------------
DIVERSIFIED CONSERVATIVE FUND
-----------------------------
  CLASS A**
  2000      $11.42  $0.34  $0.76   $(0.53)    $(0.24) $11.75   10.05%   $45,363        0.12%        2.96%      0.45%
  1999       11.31   0.50   0.48    (0.29)     (0.58)  11.42    8.92     40,304        0.12         3.42       0.45
  1998        9.62   0.33   1.78    (0.27)     (0.15)  11.31   22.35     22,125        0.12         3.12       0.81
  1997(3)     9.26   0.26   0.35    (0.18)     (0.07)   9.62    6.54*     5,989        0.12         3.56       2.75+
  CLASS D**
  2000      $11.37  $0.22  $0.77   $(0.42)    $(0.24) $11.70    9.01%   $15,960        1.12%        1.98%      1.45%
  1999       11.27   0.38   0.48    (0.18)     (0.58)  11.37    7.84     12,405        1.12         2.41       1.46
  1998        9.58   0.24   1.78    (0.18)     (0.15)  11.27   21.29      5,842        1.12         2.13       1.91
  1997(4)     9.33   0.19   0.26    (0.13)     (0.07)   9.58    4.84*     1,704        1.12         2.60       3.72+
---------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
---------------------------------------
  CLASS A**
  2000      $12.14  $0.31  $1.81   $(0.45)    $(0.20) $13.61   18.04%   $58,455        0.12%        2.47%      0.44%
  1999       12.49   0.40   0.12    (0.25)     (0.62)  12.14    4.63     24,010        0.12         2.76       0.49
  1998       10.15   0.31   2.28    (0.19)     (0.06)  12.49   25.68     13,255        0.12         2.66       0.86
  1997(5)    10.00   0.06   0.14    (0.05)    --       10.15    1.96*        68        0.12         2.03       N/A++
  CLASS D**
  2000      $12.02  $0.19  $1.79   $(0.33)    $(0.20) $13.47   16.88%   $ 9,348        1.12%        1.52%      1.44%
  1999       12.38   0.30   0.10    (0.14)     (0.62)  12.02    3.54      7,142        1.12         1.79       1.49
  1998       10.11   0.17   2.28    (0.12)     (0.06)  12.38   24.38      7,001        1.12         1.72       1.93
  1997(6)    10.00   0.02   0.13    (0.04)    --       10.11    1.52*        85        1.12         0.60       N/A++
--------------------------------
DIVERSIFIED MODERATE GROWTH FUND
--------------------------------
  CLASS A**
  2000      $13.18  $0.28  $1.64   $(0.35)    $(0.28) $14.47   14.99%  $191,484        0.12%        2.08%      0.38%
  1999       13.22   0.32   0.79    (0.23)     (0.92)  13.18    8.87    131,531        0.12         2.41       0.50
  1998       10.74   0.29   2.76    (0.25)     (0.32)  13.22   29.08     50,677        0.12         2.39       0.74
  1997(7)    10.19   0.23   0.50    (0.16)     (0.02)  10.74    7.12*    15,440        0.12         2.64       1.45+
  CLASS D**
  2000      $13.10  $0.15  $1.64   $(0.23)    $(0.28) $14.38   14.00%  $ 39,513        1.12%        1.10%      1.38%
  1999       13.16   0.26   0.72    (0.12)     (0.92)  13.10    7.71     27,537        1.12         1.40       1.48
  1998       10.67   0.18   2.76    (0.13)     (0.32)  13.16   27.99      8,935        1.12         1.37       1.80
  1997(8)    10.21   0.15   0.44    (0.11)     (0.02)  10.67    5.71*     6,471        1.12         1.63       2.57+


[Table continued]

               RATIO OF
             NET INVESTMENT
                 INCOME
             TO AVERAGE NET
            ASSETS (EXCLUDING PORTFOLIO
              WAIVERS AND      TURNOVER
             REIMBURSEMENT      RATE
               ------------------------

------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
------------------------------------
  CLASS A**
  2000          3.98%           32%
  1999          3.69            63
  1998          3.48            52
  1997(1)       0.85+           27
  CLASS D**
  2000          2.98%           32%
  1999          2.65            63
  1998          2.20            52
  1997(2)        N/A++          27

-----------------------------
DIVERSIFIED CONSERVATIVE FUND
-----------------------------
  CLASS A**
  2000          2.63%           27%
  1999          3.09            30
  1998          2.43            24
  1997(3)       0.93+           65
  CLASS D**
  2000          1.65%           27%
  1999          2.07            30
  1998          1.34            24
  1997(4)       0.00+           65
---------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
---------------------------------------
  CLASS A**
  2000          2.15%           54%
  1999          2.39            34
  1998          1.92            30
  1997(5)        N/A++           3
  CLASS D**
  2000          1.20%           54%
  1999          1.42            34
  1998          0.91            30
  1997(6)        N/A++           3
--------------------------------
DIVERSIFIED MODERATE GROWTH FUND
--------------------------------
  CLASS A**
  2000          1.82%           16%
  1999          2.03            22
  1998          1.77            20
  1997(7)       1.31+           22
  CLASS D**
  2000          0.84%           16%
  1999          1.04            22
  1998          0.69            20
  1997(8)       0.18+           22




 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             NET                                                                          RATIO
                          REALIZED                                                                     OF EXPENSES
                             AND   DISTRIBUTIONS      ASSET                                RATIO OF NET TO AVERAGE
         NET ASSET        UNREALIZED       DISTRIBUTIONS                          RATIO OF  INVESTMENT  NET ASSETS
           VALUE     NET     GAINS  FROM NET   FROM    VALUE         NET ASSETS   EXPENSES  INCOME TO   (EXCLUDING
         BEGINNING INVESTMENT ON   INVESTMENT CAPITAL END OF  TOTAL    END OF    TO AVERAGE  AVERAGE    WAIVERS AND
         OF PERIOD INCOME SECURITIES INCOME   GAINS   PERIOD RETURN* PERIOD (000)NET ASSETS NET ASSETS REIMBURSEMENT)
----------------------------------------------------------------------------------------------------------------------
------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
------------------------------
  CLASS A**
  2000      $13.22  $0.20  $2.84   $(0.33)    $(0.51) $15.42 23.66%  $125,893      0.12%     1.40%         0.45%
  1999       13.64   0.29   0.27    (0.14)     (0.84)  13.22  4.63     78,798      0.12      1.66          0.50
  1998       10.91   0.22   3.04    (0.19)     (0.34)  13.64 30.38     57,012      0.12      1.76          0.72
  1997(1)    10.19   0.15   0.68    (0.10)     (0.01)  10.91  8.10*    16,049      0.12      1.74          1.53+
  CLASS D**
  2000      $13.14  $0.05  $2.82   $(0.19)    $(0.51) $15.31 22.39%  $ 32,910      1.12%     0.39%         1.45%
  1999       13.59   0.14   0.28    (0.03)     (0.84)  13.14  3.50     18,979      1.12      0.49          1.50
  1998       10.87   0.10   3.04    (0.08)     (0.34)  13.59 29.22     13,949      1.12      0.72          1.76
  1997(8)    10.24   0.06   0.63    (0.05)     (0.01)  10.87  6.69*     6,882      1.12      0.71          2.56+
-----------------------------
DIVERSIFIED GLOBAL STOCK FUND
-----------------------------
  CLASS A**
  2000      $12.80  $0.05  $3.60   $(0.13)    $(0.32) $16.00 28.98%  $ 85,672      0.12%     0.35%         0.37%
  1999       13.28   0.12   0.36    (0.03)     (0.93)  12.80  4.22     37,987      0.12      0.58          0.50
  1998       10.04   0.15   3.31    (0.09)     (0.13)  13.28 34.70     19,730      0.12      0.85          1.13
  1997(10)   10.00   0.02   0.05    (0.03)    --       10.04  0.67*     4,807      0.12      0.65          2.13+
  CLASS D**
  2000      $12.59 $(0.09) $3.52   $(0.06)    $(0.32) $15.64 27.58%  $ 14,046      1.12%    (0.64)%        1.37%
  1999       13.16   0.03   0.33     --        (0.93)  12.59  3.23      6,264      1.12     (0.56)         1.50
  1998       10.01   0.01   3.31    (0.04)     (0.13)  13.16 33.38      2,910      1.12     (0.07)         2.52
  1997(6)    10.00  (0.03)  0.06    (0.02)    --       10.01  0.31*        46      1.12     (1.06)         N/A++
---------------------------
DIVERSIFIED U.S. STOCK FUND
---------------------------
  CLASS A**
  2000      $15.70  $0.07  $3.35   $(0.12)    $(0.42) $18.58 22.15%  $105,229      0.12%     0.43%         0.41%
  1999       16.03   0.09   1.25    (0.03)     (1.64)  15.70  9.33     60,766      0.12      0.48          0.49
  1998       11.38   0.08   5.53    (0.05)     (0.91)  16.03 50.40     25,357      0.12      0.57          0.80
  1997(9)    10.27   0.07   1.09    (0.05)    --       11.38 11.33*     9,065      0.12      0.72          1.84+
  CLASS D**
  2000      $15.36 $(0.09) $3.27   $(0.03)    $(0.42) $18.09 20.98%  $ 46,744      1.12%    (0.56)%        1.41%
  1999       15.83   0.03   1.14     --        (1.64)  15.36  8.18     24,267      1.12     (0.53)         1.50
  1998       11.32  (0.11)  5.53      --       (0.91)  15.83 48.86     13,794      1.12     (0.42)         1.82
  1997(4)    10.36  (0.03)  1.01    (0.02)    --       11.32  9.43*     5,885      1.12     (0.39)         2.75+









                                        RATIO OF
                                      NET INVESTMENT
                                          INCOME
                                      TO AVERAGE NET
                                     ASSETS (EXCLUDING  PORTFOLIO
                                       WAIVERS AND       TURNOVER
                                      REIMBURSEMENT       RATE
-------------------------------------------------------------------

------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
------------------------------
  CLASS A**
  2000                                    1.07%             17%
  1999                                    1.28              18
  1998                                    1.16              15
  1997(1)                                 0.33+             13
  CLASS D**
  2000                                    0.06%             17%
  1999                                    0.11              18
  1998                                    0.08              15
  1997(8)                                (0.73)+            13
-----------------------------
DIVERSIFIED GLOBAL STOCK FUND
-----------------------------
  CLASS A**
  2000                                    0.10%             13%
  1999                                    0.20              30
  1998                                   (0.16)             10
  1997(10)                               (1.36)+            --
  CLASS D**
  2000                                   (0.89)%            13%
  1999                                   (0.94)             30
  1998                                   (1.47)             10
  1997(5)                                  N/A++            --
------------------------------
DIVERSIFIED U.S. STOCK FUND
------------------------------
  CLASS A**
  2000                                    0.14%             12%
  1999                                    0.11              30
  1998                                   (0.11)             21
  1997(9)                                (1.00)+            28
  CLASS D**
  2000                                   (0.85)%            12%
  1999                                   (0.91)             30
  1998                                   (1.12)             21
  1997(4)                                (2.02)+            28

    + RATIOS REFLECT THE IMPACT OF THE INITIAL LOW LEVEL OF AVERAGE NET ASSETS
      ASSOCIATED WITH COMMENCEMENT OF OPERATIONS.

    ++ RATIO IS NOT MEANINGFUL DUE TO LOW LEVEL OF ASSETS AND BECAUSE SEI
       INVESTMENTS WILL BEAR ALL EXPENSES EXCEEDING SPECIFIC LIMITATIONS.

    * TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. ** PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR EACH
       PERIOD.

   (1) COMMENCED OPERATIONS 6/13/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
   (2) COMMENCED OPERATIONS 6/21/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
   (3) COMMENCED OPERATIONS 6/26/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
   (4) COMMENCED OPERATIONS 7/1/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
   (5) COMMENCED OPERATIONS 12/13/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
   (6) COMMENCED OPERATIONS 12/5/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
   (7) COMMENCED OPERATIONS 6/10/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
   (8) COMMENCED OPERATIONS 5/30/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
   (9) COMMENCED OPERATIONS 5/13/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
  (10) COMMENCED OPERATIONS 12/9/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2000

1. ORGANIZATION

SEI Asset Allocation Trust, (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995 and had no operations through May 12, 1996, other than those related to organizational matters and the sale of initial shares to SEI Investments Fund Management (the "Manager"). Each Fund and class of shares commenced operations upon the purchase of fund shares other than the initial shares purchased by the Manager. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with seven diversified Funds: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund. Each Fund offers shareholders the opportunity to invest in certain underlying Funds, which are separately- managed series of the following investment companies: SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, Class A Shares and Class D Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of each Fund's investment objectives, policies and strategies.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.
     SECURITY VALUATION -- The assets of each Fund consist primarily of the investments in the underlying Funds, which are valued at their respective net asset values.
     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is required in the accompanying financial statements.
     RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, accumulated net realized gain or undistributed net investment income, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, have been reclassified to/from the following accounts during the fiscal year ended March 31, 2000:

                                                                  UNDISTRIBUTED
                                            ACCUMULATED NET       NET INVESTMENT
                        PAID-IN-CAPITAL      REALIZED GAIN            INCOME
   FUNDS                    (000)                (000)                 (000)
   --------             ---------------      --------------       --------------
Diversified Conservative

    Income                   $--                $(240)                $240
Diversified
    Conservative              --                 (618)                 618
Diversified Global
     Moderate Growth          --                 (244)                 244
Diversified Moderate
     Growth                   --                 (916)                 916
Diversified Global
     Growth                   --                 (631)                 631
Diversified Global
     Stock                    --                 (272)                 272
Diversified U.S. Stock        --                 (397)                 397

     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.
     CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.
     EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.
     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.
     USES OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY, MANAGEMENT, DISTRIBUTION AND SHAREHOLDER SERVICING AGREEMENTS
Under the Investment Advisory Agreement with the Trust, SEI Investments Management Corporation ("SIMC" or the "Adviser") acts as the investment adviser to each Fund. For its investment advisory services to the Trust, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .10% of each Fund's average daily net assets.
     Under the Administration Agreement with the Trust, the Manager provides the Trust with overall management services and shareholder servicing. For these services to the Funds, the Manager is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of each Fund. The Manager and the Adviser have agreed to waive their fee so that the total annual expenses of each fund will not exceed the expense limitations adopted by the Manager. This waiver may be terminated by the Manager and Adviser at any time at their sole discretion. In the event that the total annual expenses of the Fund, after reflecting a waiver of all fees by the Manager and the Adviser, exceed the specific limitation, the Manager has agreed to bear such excess.
     SEI Investments Distribution Company (the "Distributor"), a wholly-owned subsidiary of SEI Investments, serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Trustees of the Trust have adopted a distribution and service plan for the Trust's Class D shares (the "Class D Plan") pursuant to Rule 12b-1 under the 1940 Act. The Class D Plan provides for payments to the distributor for distribution-related services at an annual rate of .75% of each Fund's average daily net assets attributable to Class D Shares. In addition, each Fund is authorized to pay the Distributor a fee in connection with the ongoing servicing of shareholder accounts owning such Class D Shares, calculated and payable monthly, at an annual rate of .25% of the value of the average daily net assets attributable to Class D Shares of the Fund.

4.   ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES
Organizational costs have been capitalized by the Trust and are being amortized over 60 months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2000

payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. These costs include legal fees of approximately $50,000 for organizational work performed by a law firm of which an officer and Trustee of the Trust are Partners. In addition, there are fees paid to the law firm for current legal services rendered.

     Certain officers of the Trust are also officers of the Manager and Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.

5.   INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities during the period ended March 31, 2000, were as follows:

                                                  Total
                                                  (000)
                                                 -------
Diversified Conservative Income Fund
PURCHASES...................................    $ 19,893
SALES.......................................       8,914
Diversified Conservative Fund
PURCHASES...................................    $ 21,606
SALES.......................................      16,120
Diversified Global Moderate Growth Fund
PURCHASES...................................    $ 53,996
SALES.......................................      23,986
Diversified Moderate Growth Fund
PURCHASES...................................    $138,933
SALES.......................................      29,380
Diversified Global Growth Fund
PURCHASES...................................    $ 58,037
SALES.......................................      20,373
Diversified Global Stock Fund
PURCHASES...................................    $ 48,369
SALES.......................................       8,862
Diversified U.S. Stock Fund
PURCHASES...................................    $ 63,534
SALES.......................................      13,896

At March 31, 2000, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at March 31, 2000, for each Fund is as follows:

                                                  NET
                    APPRECIATED  DEPRECIATED  UNREALIZED
                    SECURITIES   SECURITIES  APPRECIATION
                       (000)        (000)        (000)
                    -----------  ----------- ------------
Diversified
   Conservative
   Income             $ 1,449     $  (864)     $   585
Diversified
   Conservative         5,548      (2,361)       3,187
Diversified
   Global
   Moderate
   Growth               5,613      (1,042)       4,571
Diversified
   Moderate
   Growth              25,308      (5,695)      19,613
Diversified
   Global
   Growth              27,641      (3,392)      24,249
Diversified
   Global Stock        18,386      (1,808)      16,578
Diversified
   U.S. Stock          28,075      (3,683)      24,392

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
SEI Asset Allocation Trust -- March 31, 2000

Report of Independent Accountants
To the Shareholders and Trustees of SEI Asset Allocation Trust

In our opinion, the accompanying statements of net assets of Diversified Conservative Income, Diversified Conservative, Diversified Global Moderate Growth, Diversified Moderate Growth, Diversified Global Growth, Diversified Global Stock, and Diversified U.S. Stock Funds (constituting SEI Asset Allocation Trust, hereafter referred to as the "Trust"), and the related statements of operations and of changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of SEI Asset Allocation Trust at March 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2000 by correspondence with the transfer agent of the affiliated funds, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania

May 15, 2000

NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2000 (UNAUDITED)

For shareholders that do not have a March 31, 2000 taxable year end, this notice is for informational purposes only. For shareholders with a March 31, 2000 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended March 31, 2000 the Funds of the SEI Asset Allocation Trust are designating long term capital gains and qualifying dividend income with regard to distributions paid during the year as follows:

                                                      (A)                (B)
                                                   LONG TERM          ORDINARY
                                                 CAPITAL GAINS         INCOME             TOTAL
                                                 DISTRIBUTIONS      DISTRIBUTIONS     DISTRIBUTIONS
   FUND                                            (TAX BASIS)        (TAX BASIS)       (TAX BASIS)
----------                                      ----------------   ---------------   ----------------
Diversified Conservative Income                       10%                90%              100%
Diversified Conservative                              43%                57%              100%
Diversified Global Moderate Growth                    33%                67%              100%
Diversified Moderate Growth                           42%                58%              100%
Diversified Global Growth                             59%                41%              100%
Diversified Global Stock                              55%                45%              100%
Diversified U.S. Stock                                46%                54%              100%

                                                      (C)                (D)               (E)
                                                  QUALIFYING         TAX-EXEMPT          FOREIGN
FUND                                             DIVIDENDS(1)         INTEREST         TAX CREDIT
----------                                      --------------      ------------      -------------
Diversified Conservative Income                        2%               0%                 0%
Diversified Conservative                               4%               0%                 0%
Diversified Global Moderate Growth                     4%               0%                 0%
Diversified Moderate Growth                            5%               0%                 0%
Diversified Global Growth                              9%               0%                 0%
Diversified Global Stock                              15%               0%                 0%
Diversified U.S. Stock                                12%               0%                 0%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

Items (A) and (B) are based on the percentage of each Fund's total distribution. Items (C) and (D)are based on the percentage of ordinary income distributions of each Fund.

                                     NOTES

                                     NOTES

--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST
--------------------------------------------------------------------------------
ANNUAL REPORT
--------------------------------------------------------------------------------
March 31, 2000

Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER AND CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Lydia A. Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY
Timothy D. Barto
VICE PRESIDENT AND ASSISTANT SECRETARY
Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
James R. Foggo
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY
John H. Grady, Jr.
ASSISTANT SECRETARY

INVESTMENT ADVISER
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP\

THIS ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR MORE INFORMATION CALL 1O800ODIALOSEI/1O800O342O5734

[SEI logo omitted]

INVESTMENTS
DISTRIBUTION
CO.
Oaks, PA 19456
800-DIAL-SEI/800-342-5734

SEI-F-121-04